Disclosure - Business Combination (Detail) - CNY (¥) ¥ in Thousands				1 Months Ended	12 Months Ended
	Jun. 08, 2016	May 28, 2015	Apr. 01, 2015	Jun. 30, 2016	Dec. 31, 2014
News Republic
Business Acquisition [Line Items]
Cash consideration	¥ 339,414
Contingent consideration in cash	25,067
Total	¥ 364,481			¥ 364,481
MobPartner
Business Acquisition [Line Items]
Cash consideration			¥ 273,726
Equity consideration			23,309
Contingent consideration in cash			17,202
Total			¥ 314,237
Moxiu Technology
Business Acquisition [Line Items]
Cash consideration		¥ 25,000			¥ 50,000
Fair value of previously held equity interests		63,488
Total		¥ 88,488